UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL U.S. TREASURY RESERVES

FORM N-Q

MAY 31, 2014

Notes to Schedule of Investments (unaudited)

Investments in U.S. Treasury Reserves Portfolio, at value $10,261,976,845.

1. Organization and significant accounting policies

Western Asset Institutional U.S. Treasury Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (48.6% at May 31, 2014) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

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U.S. TREASURY RESERVES PORTFOLIO

Schedule of investments (unaudited)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.2%
U.S. Treasury Bills - 84.0%
U.S. Treasury Bills	0.010 - 0.100%	6/5/14	$2,725,263,000	$2,725,258,413	(a)
U.S. Treasury Bills	0.025 - 0.095%	6/12/14	3,405,171,000	3,405,142,929	(a)
U.S. Treasury Bills	0.020 - 0.090%	6/19/14	3,887,266,000	3,887,203,637	(a)
U.S. Treasury Bills	0.030 - 0.140%	6/26/14	3,185,859,000	3,185,764,308	(a)
U.S. Treasury Bills	0.015 - 0.080%	7/10/14	325,000,000	324,989,708	(a)
U.S. Treasury Bills	0.110%	8/14/14	160,000,000	159,964,311	(a)
U.S. Treasury Bills	0.030%	8/21/14	1,715,102,000	1,714,987,663	(a)
U.S. Treasury Bills	0.030 - 0.075%	8/28/14	1,271,200,000	1,271,063,252	(a)
U.S. Treasury Bills	0.080%	9/4/14	250,000,000	249,947,778	(a)
U.S. Treasury Bills	0.080%	9/11/14	114,720,000	114,694,252	(a)
U.S. Treasury Bills	0.080%	9/18/14	339,600,000	339,518,497	(a)
U.S. Treasury Bills	0.080%	9/25/14	150,000,000	149,961,667	(a)
U.S. Treasury Bills	0.125 - 0.128%	4/2/15	192,400,000	192,194,800	(a)

Total U.S. Treasury Bills				17,720,691,215

U.S. Treasury Notes - 16.2%
U.S. Treasury Notes	0.750%	6/15/14	200,000,000	200,045,292
U.S. Treasury Notes	0.250%	6/30/14	100,000,000	100,006,452
U.S. Treasury Notes	0.125%	7/31/14	1,047,000,000	1,047,132,543
U.S. Treasury Notes	2.625%	7/31/14	270,000,000	271,123,546
U.S. Treasury Notes	0.500%	8/15/14	174,500,000	174,633,837
U.S. Treasury Notes	4.250%	8/15/14	175,000,000	176,502,007
U.S. Treasury Notes	2.375%	8/31/14	50,000,000	50,272,930
U.S. Treasury Notes	0.250%	9/30/14	200,000,000	200,137,238
U.S. Treasury Notes	2.375%	9/30/14	125,000,000	125,928,416
U.S. Treasury Notes	4.250%	11/15/14	100,000,000	101,860,999
U.S. Treasury Notes	2.250%	1/31/15	100,000,000	101,399,528
U.S. Treasury Notes	0.375%	3/15/15	75,000,000	75,128,368
U.S. Treasury Notes	0.250%	3/31/15	84,450,000	84,525,457
U.S. Treasury Notes	0.075%	1/31/16	504,800,000	504,700,916	(b)
U.S. Treasury Notes	0.094%	4/30/16	200,000,000	199,996,127	(b)

Total U.S. Treasury Notes				3,413,393,656

TOTAL INVESTMENTS - 100.2% (Cost - $21,134,084,871#)				21,134,084,871
Liabilities in Excess of Other Assets - (0.2)%				(39,947,627)

TOTAL NET ASSETS - 100.0%				$21,094,137,244

(a)	Rate shown represents yield-to-maturity.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

U.S. Treasury Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2014, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$21,134,084,871	—	$21,134,084,871

†	See Schedule of Investments for additional detailed categorizations.

(b) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2014, the Portfolio did not invest in derivative instruments.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	July 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	July 25, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 25, 2014